Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

On July 12, 2024 Top Mega Yachts Inc., an 100% subsidiary of the Company, entered into a share purchase agreement (“SPA”) for the purchase of the company Seawolf Ventures Limited (the “SPV”), a company affiliated with Mr. Evangelos J. Pistiolis (the “Seller”), which owns the M/Y Para Bellvm (the “Transaction”). The closing date of the Transaction is set to October 15, 2024 (“Closing Date”), whereby the yacht will be delivered to the Company and the Company will assume control of the SPV and on that date the Company will be deemed to receive the assets and assume the liabilities of the SPV.

The M/Y Para Bellvm is a Marshall Islands flagged motor yacht with a gross tonnage of 499 tons. The consideration of the purchase was $20,000 and is payable by the Company as follows:

•	The consideration of the No-Shop LOI ($1,000) was applied against the consideration payable on signing of the SPA;
•	An amount of $10,100 (the “First Installment”) was paid to the Seller on July 12, 2024;
•	An amount of $1,100 (the “Second Installment”) shall be paid to the Seller on a date that is no later than 30 days after the First Installment;
•	An amount of $1,100 (the “Third Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Second Installment;
•	An amount of $1,100 (the “Fourth Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Third Installment;
•	An amount of $1,100 (the “Fifth Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Fourth Installment;
•	An amount of $1,100 (the “Sixth Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Fifth Installment;
•	An amount of $2,100 (the “Seventh Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Sixth Installment;
•
An amount of $1,300 including any adjustments for working capital of the SPV as of the Closing Date (the “Final Installment”) shall be paid to the Seller on a date that is no later than 30 days after the Seventh Installment.

The Transaction was approved by a special committee of the Company’s board of directors, (the “Transaction Committee”), of which all of the directors were independent. In the course of its deliberations, the Transaction Committee hired and obtained a fairness opinion from an independent financial advisor.